LOANS AND ACCOUNTS RECEIVABLE FROM CUSTOMERS and INTERBANK LOANS (under IAS 39) (Details 8) $ in Millions	12 Months Ended
	Dec. 31, 2017 CLP ($)
Changes in allowance account for credit losses of financial assets [Roll Forward]
Balance Ending	$ 1,440
Total Provision [Member]
Changes in allowance account for credit losses of financial assets [Roll Forward]
Balance Beginning	786,470
Allowances established	508,998	[1]
Allowances released	(133,932)	[2]
Charge-offs	(370,851)	[3]
Balance Ending	790,685
Commercial Loans [Member] | Individual Allowance [Member]
Changes in allowance account for credit losses of financial assets [Roll Forward]
Balance Beginning	246,336
Allowances established	64,658	[1]
Allowances released	(55,925)	[2]
Charge-offs	(36,279)	[3]
Balance Ending	218,790
Commercial Loans [Member] | Group Allowance [Member]
Changes in allowance account for credit losses of financial assets [Roll Forward]
Balance Beginning	183,106
Allowances established	148,681	[1]
Allowances released	(20,491)	[2]
Charge-offs	(92,223)	[3]
Balance Ending	219,073
Commercial Loans [Member] | Total Provision [Member]
Changes in allowance account for credit losses of financial assets [Roll Forward]
Balance Ending	437,863
Mortgage Loans [Member]
Changes in allowance account for credit losses of financial assets [Roll Forward]
Balance Ending	69,066
Mortgage Loans [Member] | Group Allowance [Member]
Changes in allowance account for credit losses of financial assets [Roll Forward]
Balance Beginning	57,009
Allowances established	43,621	[1]
Allowances released	(11,427)	[2]
Charge-offs	(20,137)	[3]
Balance Ending	69,066
Mortgage Loans [Member] | Total Provision [Member]
Changes in allowance account for credit losses of financial assets [Roll Forward]
Balance Ending	69,066
Consumer Loans [Member]
Changes in allowance account for credit losses of financial assets [Roll Forward]
Balance Ending	283,756
Consumer Loans [Member] | Group Allowance [Member]
Changes in allowance account for credit losses of financial assets [Roll Forward]
Balance Beginning	300,019
Allowances established	252,038	[1]
Allowances released	(46,089)	[2]
Charge-offs	(222,212)	[3]
Balance Ending	283,756
Consumer Loans [Member] | Total Provision [Member]
Changes in allowance account for credit losses of financial assets [Roll Forward]
Balance Ending	$ 283,756

[1]	Represents gross allowances made in respect of increased risk of loss during the period and loan growth,
[2]	Represents the gross amount of loan loss allowances released during the year as a consequence of reduction in the level of risk existing in the loan portfolio, including as a result of improvement in the credit risk classification of borrowers and loans paid,
[3]	Represents the gross amount of loan loss allowances removed due to charge-off,